Organization and Business Operations, Notice of Delisting or Failure to Satisfy a Continued Listing Rule or Standard (Q1) (Details)	Oct. 16, 2023 Shareholder
Notice of Delisting or Failure to Satisfy a Continued Listing Rule or Standard [Abstract]
Minimum number of public holders required for continued listing	400